Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	No
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Amendment Description	Tiziana Life Sciences Ltd. (the “Company”) is filing this Amendment No. 1 to its annual report on Form 20-F for the fiscal year ended December 31, 2024 (the “Amendment No. 1”), which was originally filed with the Securities and Exchange Commission (the “SEC”) on May 6, 2025 (the “Original Filing”). The purpose of this Amendment No. 1 is to include recent information regarding our clinical program and to correct Exhibit numbers 12.1 and 13.1.In order to comply with certain requirements of the SEC’s rules in connection with this filing, this Amendment No. 1 includes an update in Item 3 Key Information. Consistent with the rules of the SEC, the certifications of the Company’s principal executive officer and principal financial officer as of the date of this Amendment No. 1 are attached as exhibits to this Amendment No. 1.Except as described above, no other changes have been made to the Original Filing. This Amendment No. 1 speaks as of the filing date of the Original Filing. Other than as stated otherwise, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information or disclosure included in the Original Filing, or reflect any events that have occurred since the date thereof. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and any documents filed with or furnished to the SEC by the Company subsequent to May 6, 2025.
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Tiziana Life Sciences Ltd
Entity Central Index Key	0001723069
Entity File Number	000-00000
Entity Incorporation, State or Country Code	D0
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton HM
Entity Address, Country	BM
Entity Address, Postal Zip Code	11
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	111,462,617
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Keeren Shah
Entity Address, Address Line One	14-15 Conduit Street
Entity Address, City or Town	LondonW1S
Entity Address, Country	GB
Entity Address, Postal Zip Code	2XJ
Entity Phone Fax Numbers [Line Items]
City Area Code	+44
Local Phone Number	20 7495 2379